Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Investment in Securities [Member]
Carrying amount	¥ 489,908	¥ 470,204
The cumulative amount of fair value hedging adjustments included in the carrying amount	(1,088)	(1,107)
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	¥ 0	¥ 0
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Investment in Securities	Investment in Securities
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense	Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense
Installment Loans [Member]
Carrying amount	¥ 15,882	¥ 13,969
The cumulative amount of fair value hedging adjustments included in the carrying amount	0	(1)
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	¥ 0	¥ 0
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Investment in Securities	Investment in Securities
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense	Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense